Organization and Description of Business (Details) $ / shares in Units, $ in Thousands				9 Months Ended		12 Months Ended
	Jul. 13, 2023 USD ($) $ / shares shares	Jul. 03, 2023 USD ($) $ / shares shares	Jun. 20, 2023 shares	Sep. 30, 2023 USD ($) Segment shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 Segment shares	Dec. 31, 2021 shares
Subsidiary, Sale of Stock [Line Items]
Number of operating segments | Segment				2		2
Stock split ratio			590,000
Common stock, shares authorized (in shares)			750,000,000	750,000,000		750,000,000	1,000
Proceeds from initial public offering, net of underwriter discounts | $		$ 230,800		$ 277,840	$ 0
Common stock, shares issued (in shares)				77,400,000		59,000,000	100
Common stock, shares outstanding (in shares)				77,400,000		59,000,000	100
Kodiak Holdings
Subsidiary, Sale of Stock [Line Items]
Stock issued during period as a result of the stock split (in shares)			59,000,000
IPO
Subsidiary, Sale of Stock [Line Items]
Shares issued and sold (in shares)		16,000,000
Per share price (in dollars per share) | $ / shares		$ 16
Proceeds from issuance of common stock | $		$ 230,800
Over-Allotment Option
Subsidiary, Sale of Stock [Line Items]
Shares issued and sold (in shares)	2,400,000
Common stock, shares issued (in shares)	77,400,000
Common stock, shares outstanding (in shares)	77,400,000
Sale of stock, price per share (in dollars per share) | $ / shares	$ 16
Proceeds from issuance of common stock | $	$ 36,200
Parent Company
Subsidiary, Sale of Stock [Line Items]
Percentage of ownership held before initial public offering			100.00%
Common stock, shares authorized (in shares)						1,000	1,000
Common stock, shares issued (in shares)						100	100
Common stock, shares outstanding (in shares)						100	100